Document and Entity Information - USD ($)	3 Months Ended
	Mar. 31, 2019	May 09, 2019	Mar. 19, 2019
Document And Entity Information
Entity Registrant Name	Vitalibis, Inc.
Entity Central Index Key	0001636509
Document Type	S-1
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 13,194,060
Entity Common Stock, Shares Outstanding		30,781,400	30,496,000
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2019
Entity Small Business	true
Entity Emerging Growth	true
Entity Extended Transition Period	false